SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Statements Line Items
Useful lives or depreciation rates, property, plant and equipment	Plant and equipment is recorded at cost and amortized using the straight-line method at rates varying from 5% to 30% annually.
Performance Share Units (PSU) liability reallocated to Contributed Surplus	$ 38
Fair value of marketable securities	168
Unrealized gain in fair value	127
Bottom of range [member]
Statements Line Items
Lease	2,000
Top of range [member]
Statements Line Items
Lease	$ 3,000